Stockholders' Equity (Performance, TSR, and Restricted Stock Activity) (Details) - $ / shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Feb. 09, 2015
Performance share award, TSR award, and restricted stock award activity, Weighted Average Exercise Price
Shares Issued in Connection with Spin-Off				2
Shares Surrendered in Connection with Spin-Off				1
Performance Share Awards TSR Awards and Restricted Stock Award
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at the beginning of the period (in shares)	609,037	245,668	317,580
Granted (in shares)	251,754	342,863	85,152
Canceled/forfeited (in shares)	(31,265)	0	(73,909)
Vested (in shares)	(80,756)	(68,151)	(83,155)
Conversion related to Spin-Off		88,657
Nonvested at the end of the period (in shares)	748,770	609,037	245,668
Performance share award, TSR award, and restricted stock award activity, Weighted Average Exercise Price
Nonvested at beginning of the period, Weighted average grant date fair value (in dollars per share)	$ 29.13	$ 83.15	$ 64.78
Granted, Weighted average grant date fair value (in dollars per share)	53.35	47.29	123.56
Canceled/forfeited, Weighted average grant date fair value (in dollars per share)	69.05	0.00	69.06
Vested, Weighted average grant date fair value (in dollars per share)	61.82	20.88	66.90
Nonvested at end of the period, Weighted average grant date fair value (in dollars per share)	$ 32.08	$ 29.13	$ 83.15